Derivative Financial Instruments - Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation (Detail) (Selling Marketing And Administration Expenses [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Currency forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 156	$ 16
Currency option contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 11	$ 11